Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans
15. Employee Benefit Plans
In connection with the acquisitions of Thrasys, BHS, TTC, Glocal, Innovations Group, and Cloudbreak, we had six defined contribution plans, which cover substantially all employees, as of December 31, 2021. During fiscal year 2022, we migrated from six defined contribution plans to one, covering substantially all employees. The plans provide for discretionary matching and profit-sharing contributions. For the years ended December 31, 2022 and 2021, there were $0.4 million and no employer matching contributions to the plans, respectively.
In addition, with the acquisition of Glocal, we acquired a defined benefit plan, which entitles an employee, who has rendered at least five years of continuous service, to receive one-half
month’s salary for each year of completed service at the time of retirement/exit. As of December 31, 2021, the unfunded status of the defined benefit plan was $6 thousand. For the year ended December 31, 2021, the net periodic pension cost of the defined benefit plan was $0.1 million.

As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.